Expense Example - FidelityBlueChipGrowthFund-KPRO - FidelityBlueChipGrowthFund-KPRO - Fidelity Blue Chip Growth Fund - Fidelity Blue Chip Growth Fund - Class K	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 60
3 years	189
5 years	329
10 years	$ 738